INCOME TAXES - Operating Losses (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 110,800
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	180
Unrecognized	7,347
Total	7,527
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	32
Unrecognized	68
Total	100
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	46
Unrecognized	268
Total	314
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	4
Unrecognized	872
Total	876
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	2
Unrecognized	628
Total	630
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	6
Unrecognized	490
Total	496
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2024 Through 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	90
Unrecognized	5,021
Total	$ 5,111